Parent Company Information - Narrative (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Condensed Financial Statements, Captions [Line Items]
Proceeds from contributions from parent			$ 0	$ 24,000
Payment of capital distribution	$ 42,300	$ 838,000	838,000	1,132
Parent Company
Condensed Financial Statements, Captions [Line Items]
Proceeds from contributions from parent			838,000	24,000
Payment of capital distribution			(838,000)	24,000
Payment of cash dividends			$ 0	$ 0
Parent Company | Minimum
Condensed Financial Statements, Captions [Line Items]
Restricted assets as a percentage of consolidated net assets			25.00%